Business description and basis of presentation	12 Months Ended
Dec. 31, 2023
Business description and basis of presentation
Business description and basis of presentation

(1) Business description and basis of presentation

Evotec SE (“Evotec” or the “Company”) is a drug discovery and development company, continuously driving innovative approaches to develop new pharmaceutical products through discovery alliances and development partnerships with leading pharma and biotechnology companies as well as academic institutions, patient advocacy groups and venture capital partners.

Evotec SE, located in Hamburg (Essener Bogen 7, 22419 Hamburg, Germany) is registered in the Commercial Registry of Hamburg with HRB 156381.

The Company was founded on December 8, 1993, and is listed on the Frankfurt Stock Exchange (XETRA) since November 10, 1999, Segment Prime Standard, under the ticker “EVT“ as well as on NASDAQ, New York, USA under the trading symbol “EVO“ since November 8, 2021.

Evotec SE, as the ultimate parent company, prepares its consolidated financial statements in its functional currency, the Euro. All amounts in the notes are stated in thousands of Euros (k€) unless otherwise noted. The Euro is the reporting currency of the Group. Due to rounding, amounts may not add up precisely to the totals provided.

The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation. The presentation of the consolidated income statement is based on the internal functions of the Group.

The Management Board prepared the consolidated financial statements for the financial year 2023 on April 22, 2024, and subsequently submitted them to the Supervisory Board for review and approval at the meeting on April 23, 2024. With reference to Section §264 (3) of the German Commercial Code, the subsidiary Evotec International GmbH does not prepare a management report (Section §289 of the German Commercial Code).